Unearned Revenue/Accrued Revenue (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Unearned Revenue
Cash received in advance of service provided – Current liability	$ 6,682	$ 5,290
Deferred revenue resulting from varying charter rates – Current liability	4,171	4,230
Deferred revenue resulting from varying charter rates – Non-Current liability	3,248	7,330
Total Unearned Revenue	14,101	16,850
Accrued Revenue
Resulting from varying charter rates – Current asset	477	662
Resulting from varying charter rates – Non-Current asset	87	225
Total Accrued Revenue	$ 564	$ 887